Subsequent events	12 Months Ended
Sep. 30, 2025
Subsequent Events
Subsequent events

24.	Subsequent events

On November 05, 2025, the Company announced underwritten marketed offering of common shares in the capital of the Company. The Company announced the pricing of the Offering at a price of $5.20 per Common Share (the Offering Price”). The Company closed the Offering on November 6, 2025, issuing an aggregate of 5,405,000 Common Shares (including 705,000 Common Shares issued pursuant to the full exercise of the Over-Allotment Option at the Offering Price for aggregate gross proceeds to the Company of $28,106,000.